SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 120,378	$ 938,949	$ 94,379
Deposits	295,688	2,306,365	363,940
Prepaid expenses and other current assets	$ 416,066	$ 3,245,314	$ 458,319